STOCKHOLDERS’ EQUITY (Details Narrative)													3 Months Ended		6 Months Ended		12 Months Ended			24 Months Ended
	Apr. 01, 2022 shares	Oct. 01, 2021 USD ($) $ / shares	Jan. 21, 2021 USD ($) shares	Jul. 10, 2020 shares	Jul. 10, 2020 shares	Jul. 08, 2020 $ / shares shares	Jul. 31, 2019 shares	Apr. 19, 2018 shares	Dec. 01, 2016 shares	May 16, 2016 shares	Mar. 02, 2016 shares	Oct. 28, 2015 shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	May 02, 2022 USD ($) $ / shares shares	Jul. 07, 2020 shares	May 31, 2020 $ / shares shares
Class of Stock [Line Items]
Preferred stock, par or stated value per share | $ / shares													$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares issued													988,000		988,000		988,000	988,140
Preferred Stock, shares authorized													5,700,250		5,700,250		5,700,250
Preferred stock, shares issued													988,000		988,000		988,000
Common stock, shares authorized													2,500,000,000		2,500,000,000		2,500,000,000	2,500,000,000
Common stock, shares issued													1,709,122,945		1,709,122,945		1,004,709,546	786,308,041
Common stock, shares outstanding													1,709,122,945		1,709,122,945		1,004,709,546	786,308,041
Stock issued during period, value, acquisitions | $																$ 270,900	$ 243,000
Common stock, par or stated value per share | $ / shares													$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Interest Payable, Current | $																	$ 95,873	$ 32,102
Stock repurchased during period, value | $															$ 1,386,497		$ 1,386,497
Share-based payment award, exercise price | $ / shares													$ 0.0086		$ 0.0086		$ 0.0059
Class of warrant or right, number of securities called by warrants or rights													178,333,333		178,333,333		170,000,000			8,333,333		50,000,000
Class of warrant or right, exercise price of warrants or rights | $ / shares																				$ 0.03		$ 0.05
Class of warrant or right exercise price of warrants or rights | $ / shares																				$ 0.0180
Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Risk-Free Interest Rate													171		171		95	105		132
Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Risk-Free Interest Rate													0		0		0	0		0
Risk-free interest rate
Class of Stock [Line Items]
Risk-Free Interest Rate													2.80		2.80		0.39	2.30		2.16
Robert Clark [Member] | Employment Agreement [Member]
Class of Stock [Line Items]
Stock issued, shares									200,000,000
Employement agreement description									Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him.
Number of shares were cancelled and returned							50,000,000	40,000,000
Robert Clark [Member] | Oral Agreement [Member]
Class of Stock [Line Items]
Stock repurchased during period, shares																			170,000,000
Stock repurchased during period, value | $																			$ 1,386,497
S And S Beverage Inc [Member]
Class of Stock [Line Items]
Common stock issued for acquisition, shares			9,000,000													9,000,000	9,000,000
Stock issued during period, value, acquisitions | $																$ 270,900	$ 243,000
2021 Convertible Secured Debentures [Member]
Class of Stock [Line Items]
Fair value of warrant | $																	$ 1,581,000,000,000			$ 103,000
Class of warrant or right, number of securities called by warrants or rights																	150,000,000
Class of warrant or right, exercise price of warrants or rights | $ / shares																	$ 0.03
Fair value adjustment of warrants grant | $																				$ 103,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares converted to common stock.				4,000,000									225,334,552	25,045,798	678,413,399	55,464,596		(140)
Shares issued upon conversion of debt															678,413,399
Common stock issued for acquisition, shares																9,000,000	9,000,000
Stock issued during period, value, acquisitions | $																$ 90	$ 90
Common stock, par or stated value per share | $ / shares		$ 0.0085											$ 0.0040		$ 0.0040
Common stock issued with note payable received as debt discount shares															25,000,000
Stock issued, shares															25,000,000
Stock issued, value | $															$ 135,000
Common Stock [Member] | Robert Clark [Member] | Employment Agreement [Member]
Class of Stock [Line Items]
Stock issued, shares									120,000,000	50,000,000	40,000,000	30,000,000
Number of shares were cancelled and returned							50,000,000	40,000,000
Common Stock [Member] | S And S Beverage Inc [Member]
Class of Stock [Line Items]
Common stock issued for acquisition, shares			9,000,000
Stock issued during period, value, acquisitions | $			$ 243,000
Common Stock [Member] | Convertible Secured Debentures [Member]
Class of Stock [Line Items]
Shares issued upon conversion of debt	1,000,000															55,464,596	201,301,365	8,255,438
Debt conversion, amount | $		$ 8,500													5,859,165	$ 1,122,984	$ 3,713,133	$ 112,274
Debt Instrument, Face Amount | $													$ 2,600,000	$ 1,100,000	2,600,000	1,100,000	$ 2,484,401
Interest Payable, Current | $													$ 137,128	$ 22,882	$ 137,128	$ 22,882
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 0.0040	$ 0.0204	$ 0.0040	$ 0.0204
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par or stated value per share | $ / shares													$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares issued																	0	0
Preferred Stock, shares authorized													4,000,000		4,000,000		4,000,000	4,000,000
Preferred stock, shares issued																	0	0
Number of shares converted to common stock.					4,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par or stated value per share | $ / shares													$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares issued													488,000		488,000		488,000	488,000
Preferred Stock, shares authorized													1,200,000		1,200,000		1,200,000	1,200,000
Preferred stock, shares issued													488,000		488,000		488,000	488,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par or stated value per share | $ / shares						$ 0.00001											$ 0.00001	$ 0.00001
Preferred stock, shares issued																	0	140
Preferred Stock, shares authorized						250											250	250			3,300,000
Preferred stock, shares issued																	0	140
Equity description						The Company also amended the terms of the Series C Preferred Stock. The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”).
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par or stated value per share | $ / shares													$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares issued													500,000		500,000		500,000	500,000
Preferred Stock, shares authorized													500,000		500,000		500,000	500,000
Preferred stock, shares issued													500,000		500,000		500,000	500,000
Number of shares converted to common stock.																	1,000	1,000